Assumptions Used to Estimate Fair Values of Share Options Granted (Detail) (Qunar)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Qunar
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rate, minimum	1.91%	1.91%	1.70%
Risk-free interest rate, maximum	2.07%	2.71%	2.28%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range, minimum	45.78%	46.68%	48.03%
Expected volatility range, maximum	46.58%	47.66%	49.84%
Expected life	6 years 1 month 10 days	10 years	10 years